Supplement Dated March 10, 2015
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective February 18, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Mid Cap Value Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Dolores Bamford	2005	Managing Director
Andrew Braun	2005	Managing Director
Sean Gallagher	2005	Managing Director
Timothy Ryan	2015	Vice President
Robert Crystal	2012	Managing Director
Sally Pope Davis	2012	Managing Director
Sean A. Butkus	2015	Vice President

Effective February 18, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Goldman Sachs Mid Cap Value Fund, under "The Sub-Adviser and Portfolio Management," please delete the second and third paragraphs and add the following paragraphs:

•
Andrew Braun (Managing Director, Portfolio Manager) is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities across the value strategies and oversees the portfolio construction and investment research for the firm's Growth and Income Strategy and Income Builder Strategies.  Andy has 24 years of industry experience and has been a member of the US Value Equity Team since 1997.  He joined GSAM in 1993 where he was responsible for product development and strategy for mutual fund and institutional clients.  Prior to that, Andy worked in the Corporate Finance Department at Dillon Read.  Andy received a BA in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

•
Sean Gallagher (Managing Director, Chief Investment Officer, Portfolio Manager) is the CIO and a portfolio manager of the US Value Equity Team, where he oversees the portfolio management and investment research efforts for the firm's US Value Equity accounts.  Sean has 22 years of industry experience and has been a member of the US Value Equity Team since 2000.  Prior to joining Goldman Sachs, he spent 6 years as a research analyst at Merrill Lynch Asset Management focusing on technology, telecomm and REITs.  Sean received a BS in Finance from Drexel University and an MBA in Finance and Accounting from the Stern School of Business at New York University.

•
Sean A. Butkus (Vice President, Portfolio Manager) is a portfolio manager on the U.S. Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small/Mid Cap Value Strategy.  Sean joined Goldman Sachs Asset Management in 2004.  Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division's management team.  Before joining Goldman Sachs, he worked at Arthur Andersen LLP.  Sean has 18 years of industry experience.  He received a BS in Natural Science and Accounting from Muhlenberg College and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

•
Timothy Ryan (Vice President, Portfolio Manager) is a portfolio manager for the US Value Equity Team, where he has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's Mid Cap Value Strategy and US Real Estate Securities Strategy.  Tim has 19 years of industry experience.  Before joining GSAM, he spent six years at Oppenheimer Funds where he had research responsibility for the Financial Services sector across all market capitalizations.  Prior to that, he was a Financials research analyst at Credit Suisse Asset Management and JP Morgan Investment Management Company.  Tim received a BA in Mathematics and Economics from Boston College and an MBA from Columbia Business School.

Effective March 1, 2015, for the JNL/Franklin Templeton Small Cap Value Fund, please remove all references to Bruce Baughman.

Effective March 1, 2015, in the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Small Cap Value Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
Steven B. Raineri	2012	Vice President/Portfolio Manager
Christopher Meeker, CFA	2015	Portfolio Manager
Donald G. Taylor, CPA	2005	President/Chief Investment Officer/Portfolio Manager

Effective March 1, 2015, in the section entitled "Additional Information About the Funds" for the JNL/Franklin Templeton Small Cap Value Fund, under "The Sub-Adviser and Portfolio Management," please delete the four bulleted paragraphs and replace them with the following paragraphs:

•
Steven B. Raineri (Vice President of Advisory Services and Portfolio Manager) has been a manager of the Fund since July 2012.  He joined Franklin Templeton Investments in 2005.  Mr. Raineri is a portfolio manager at Franklin Advisory Services, LLC. He is part of a team that manages several equity funds, including Franklin All Cap Value Fund and Franklin Small Cap Value Fund, where he is a co-manager. Mr. Raineri has been in the investment industry for more than 15 years.  Mr. Raineri earned a B.B.A. in finance from Bernard Baruch College and an M.B.A. in finance from Fordham University.

•
Christopher Meeker, CFA (Portfolio Manager) is a portfolio manager for the Fund since 2015, and research analyst since 2012. Mr. Meeker provides support to the lead portfolio manager as needed.  He has 15 years of investment experience.  Mr. Meeker holds a B.A. in finance from Hobart College and is a Chartered Financial Analyst (CFA) Charterholder.

•
Donald G. Taylor, CPA (President and Chief Investment Officer of Advisory Services), is the chief investment officer for Franklin Equity Group's US Value team. He is also a lead portfolio manager for Franklin Rising Dividends Fund and related products.  He joined Franklin Templeton Investments in 1996.  Mr. Taylor has been in the investment industry for more than 30 years.  Mr. Taylor earned his B.S. in economics from the Wharton School of the University of Pennsylvania.

This Supplement is dated March 10, 2015.

Supplement Dated March 10, 2015
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective February 18, 2015, on page 138, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/Goldman Sachs Mid Cap Value Fund in its entirety and replace with the following table, which includes information as of December 31, 2014:

	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	10	$13,028	0	$0	7	$528
Andrew Braun	17	$18,889	3	$277	34	$2,317
Sean Gallagher	16	$18,245	2	$483	36	$2,437
Timothy Ryan	1	$603	3	$1,815	22	$446
Robert Crystal	6	$6,575	0	$0	13	$1,596
Sally Pope Davis	6	$6,575	0	$0	13	$1,596
Sean Butkus	6	$6,575	0	$0	13	$1,596

	Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)	Number of Accounts	Assets Managed (millions)
Dolores Bamford	0	$0	0	$0	0	$0
Andrew Braun	0	$0	0	$0	0	$0
Sean Gallagher	0	$0	0	$0	0	$0
Timothy Ryan	0	$0	0	$0	0	$0
Robert Crystal	0	$0	0	$0	1	$274
Sally Pope Davis	0	$0	0	$0	1	$274
Sean Butkus	0	$0	0	$0	1	$274

Effective February 18, 2015, on page 140, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Goldman Sachs Mid Cap Value Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Portfolio Managers	Dolores Bamford	Andrew Braun	Sean Gallagher	Timothy Ryan	Robert Crystal	Sally Pope Davis	Sean Butkus
None	X	X	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective March 1, 2015, on page 125, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/Franklin Templeton Small Cap Value Fund in its entirety and replace with the following table, which includes information as of December 31, 2014:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Meeker	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Donald G. Taylor, CPA	13	3	0	0	0	0
	$26,762.5	$947.6	$0	$0	$0	$0
Steven B. Raineri	6	0	0	0	0	0
	$5,297.4	$0	$0	$0	$0	$0

Effective March 1, 2015, on page 126, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Franklin Templeton Small Cap Value Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Portfolio Managers	Christopher Meeker, CFA	Donald G. Taylor, CPA	Steven B. Raineri
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated March 10, 2015.